SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Issued and Fully Paid Share Capital

	2022 Number of shares	2021 Number of shares	2020 Number of shares	2022 £m	2021 £m	2020 £m
Ordinary shares of £1 each
At 1 January	1,574,285,752	1,574,285,752	1,574,285,751	1,574	1,574	1,574
Issued in the year	–	–	1	–	–	–
At 31 December	1,574,285,752	1,574,285,752	1,574,285,752	1,574	1,574	1,574